Income taxes (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	$ 1,600
Income tax expense / (benefit)	873	$ 1,942	$ 1,998
Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	883	730	680
Deferred tax expense / (benefit)	152	(15)	34
Income tax expense / (benefit)	1,035	715	714
Non-Swiss
Major Components Of Tax Expense Income [Line Items]
Current tax expense / (benefit)	684	718	884
Deferred tax expense / (benefit)	(846)	509	400
Income tax expense / (benefit)	$ (162)	$ 1,227	$ 1,284